Leases - Operating lease right-of-use assets and the amortization (Details) ¥ in Thousands, $ in Thousands	Dec. 31, 2024 CNY (¥)	Dec. 31, 2024 USD ($)	Dec. 31, 2023 CNY (¥)
Lessee Disclosure [Abstract]
Operating lease right-of-use assets	¥ 188,844		¥ 172,643
Less: accumulated amortization	(56,194)		(47,438)
Total	¥ 132,650	$ 18,173	¥ 125,205